FAIR VALUE MEASUREMENT - Movements of level 3 fair value measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	$ (200,237)	$ 0	$ 0
Foreign currency translation adjustment	19,154,156	(9,022,611)	(545,498)
Fair Value, Nonrecurring | Significant unobservable inputs (level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value measurements	8,102,887	7,501,930
Additions during the year	0	0
Net unrealized gain (loss)	1,806,959	600,957
Assets, Fair value measurements	$ 9,909,846	$ 8,102,887	$ 7,501,930